Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended
	Nov. 02, 2023	Apr. 30, 2024	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2025	Oct. 31, 2025
Kingsbarn Dividend Opportunity ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Kingsbarn Dividend Opportunity ETF
Accumulated Value	$ 10,000	$ 11,876		$ 12,249	$ 10,999	$ 10,475
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value	10,000	11,972		13,659	13,420	15,000
MVIS US Mortgage REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MVIS US Mortgage REITs Index
Accumulated Value	10,000	10,801		11,850	11,701	12,000
MVIS US Business Development Companies Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MVIS US Business Development Companies Index
Accumulated Value	$ 10,000	$ 11,458		$ 11,843	$ 11,763	$ 12,000